UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6294

Nuveen California Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen California Select Quality Municipal Fund, Inc. (NVC)
	May 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 7.0% (4.6% of Total Investments)
$ 920	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	6/15 at 100.00	BBB	$ 869,280
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
4,225	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	Baa3	3,629,951
	Stanislaus County Tobacco Funding Corporation, Series 2002A, 5.500%, 6/01/33
6,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	BBB	4,399,620
	Bonds, Series 2007A-1, 5.750%, 6/01/47
22,915	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	BBB	14,698,598
	Bonds, Series 2007A-2, 0.000%, 6/01/37
34,060	Total Consumer Staples			23,597,449
	Education and Civic Organizations – 4.9% (3.2% of Total Investments)
290	California Educational Facilities Authority, Revenue Bonds, University of Redlands, Series 2005A,	10/15 at 100.00	A3	281,068
	5.000%, 10/01/35
535	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/18 at 100.00	AA+	652,005
	Tender Option Bond Trust 09-11B, 17.387%, 10/01/38 (IF)
	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series 2006:
200	5.000%, 11/01/21	11/15 at 100.00	A2	210,088
270	5.000%, 11/01/25	11/15 at 100.00	A2	276,685
1,595	California Infrastructure Economic Development Bank, Revenue Bonds, Claremont University	10/12 at 100.00	Aa3	1,634,652
	Consortium, Series 2003, 5.125%, 10/01/24
1,740	California Infrastructure Economic Development Bond Bank, Revenue Bonds, Scripps Research	7/15 at 100.00	Aa3	1,839,076
	Institute, Series 2005A, 5.000%, 7/01/24
4,787	California State Public Works Board, Lease Revenue Bonds, University of California Regents,	3/18 at 100.00	Aa2	4,965,029
	Tender Option Bond Trust 1065, 9.041%, 3/01/33 (IF)
1,385	California State University, Systemwide Revenue Bonds, Series 2005C, 5.000%, 11/01/27 –	11/15 at 100.00	Aa2	1,434,140
	NPFG Insured
5,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%, 5/15/33 –	5/13 at 100.00	Aa1	5,109,600
	AMBAC Insured (UB)
15,802	Total Education and Civic Organizations			16,402,343
	Health Care – 24.3% (16.1% of Total Investments)
1,750	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	4/12 at 100.00	A–	1,776,005
	Bonds, Sansum-Santa Barbara Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21
545	California Health Facilities Financing Authority, Insured Health Facility Revenue Refunding	7/10 at 100.00	A2	545,174
	Bonds, Catholic Healthcare West, Series 1994A, 4.750%, 7/01/19 – NPFG Insured
675	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	652,691
	Series 2006, 5.000%, 4/01/37
15,145	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	Aa3	15,086,086
	5.250%, 11/15/46 (UB)
4,200	California Statewide Communities Development Authority, Revenue Bonds, Adventist Health System	3/15 at 100.00	A	4,089,162
	West, Series 2005A, 5.000%, 3/01/35
1,621	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,754,733
	System, Trust 2554, 18.449%, 7/01/47 – AGM Insured (IF)
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,500	5.250%, 7/01/24	7/15 at 100.00	BBB	1,432,335
10,000	5.000%, 7/01/39	7/15 at 100.00	BBB	8,462,400
9,435	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanante System,	3/16 at 100.00	A+	8,993,253
	Series 2006, 5.000%, 3/01/41
3,140	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	A+	3,162,796
	Series 2001C, 5.250%, 8/01/31
1,355	California Statewide Community Development Authority, Revenue Bonds, Sherman Oaks Health	No Opt. Call	A1	1,365,000
	System, Series 1998A, 5.000%, 8/01/22 – AMBAC Insured
4,565	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	11/16 at 100.00	Aa3	4,469,227
	Option Bond Trust 3102, 18.130%, 11/15/46 (IF)
1,000	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/15 at 100.00	BBB	965,700
	2005A, 5.000%, 12/01/23
3,100	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BBB	3,500,706
	2008A, 8.250%, 12/01/38
	Madera County, California, Certificates of Participation, Children’s Hospital Central
	California, Series 2010:
1,195	5.500%, 3/15/36	3/15 at 100.00	A–	1,194,892
3,410	5.375%, 3/15/36	3/20 at 100.00	A–	3,351,314
6,000	Madera County, California, Certificates of Participation, Valley Children’s Hospital Project,	9/10 at 100.00	A	6,000,660
	Series 1995, 5.750%, 3/15/28 – NPFG Insured
5,885	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa2	6,339,322
	6.750%, 11/01/39
9,655	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	A3	8,954,916
	Center, Series 2007A, 5.000%, 7/01/38
84,176	Total Health Care			82,096,372
	Housing/Multifamily – 1.7% (1.1% of Total Investments)
1,000	Independent Cities Lease Finance Authority, California, Revenue Bonds, Morgan Hill, Hacienda	11/14 at 100.00	N/R	931,910
	Valley Mobile Home Park, Series 2004A, 5.950%, 11/15/39
4,750	Montclair Redevelopment Agency, California, Revenue Bonds, Monterey Manor Mobile Home Estates	12/10 at 102.00	N/R	4,750,665
	Project, Series 2000, 6.400%, 12/15/30
5,750	Total Housing/Multifamily			5,682,575
	Housing/Single Family – 0.2% (0.1% of Total Investments)
540	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%, 8/01/30 –	2/16 at 100.00	A	552,209
	FGIC Insured (Alternative Minimum Tax)
	Industrials – 1.8% (1.2% of Total Investments)
4,055	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB	4,168,864
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative Minimum Tax)
2,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Waste	1/16 at 102.00	BBB	2,013,100
	Management Inc., Series 2002A, 5.000%, 1/01/22 (Alternative Minimum Tax)
6,055	Total Industrials			6,181,964
	Long-Term Care – 1.0% (0.7% of Total Investments)
	California Statewide Communities Development Authority, Revenue Bonds, Inland Regional Center
	Project, Series 2007:
460	5.250%, 12/01/27	12/17 at 100.00	Baa1	388,079
4,000	5.375%, 12/01/37	12/17 at 100.00	Baa1	3,150,720
4,460	Total Long-Term Care			3,538,799
	Tax Obligation/General – 21.8% (14.4% of Total Investments)
5,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22	8/13 at 100.00	A1	5,272,200
	California, General Obligation Bonds, Various Purpose Series 2009:
15,000	6.000%, 11/01/39	11/19 at 100.00	A1	16,446,450
3,500	5.500%, 11/01/39	11/19 at 100.00	A1	3,595,655
250	California, Various Purpose General Obligation Bonds, Series 2000, 5.625%, 5/01/22 –	5/11 at 100.00	Aaa	253,423
	FGIC Insured
3,850	Coachella Valley Unified School District, Riverside County, California, General Obligation	8/15 at 100.00	A1	3,881,147
	Bonds, Series 2005A, 5.000%, 8/01/30 – FGIC Insured
	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,
	Series 2004:
1,470	5.250%, 5/01/19 – NPFG Insured	5/14 at 100.00	Aa3	1,619,455
1,040	5.250%, 5/01/20 – NPFG Insured	5/14 at 100.00	Aa3	1,140,714
4,000	Long Beach Community College District, California, General Obligation Bonds, Series 2005B,	5/15 at 100.00	Aa2	4,098,000
	5.000%, 5/01/30 – FGIC Insured
10,060	Los Angeles, California, General Obligation Bonds, Series 2001A, 5.000%, 9/01/20	9/11 at 100.00	Aa2	10,497,006
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,710	5.000%, 8/01/25 – AGM Insured (UB)	8/14 at 102.00	AAA	2,977,071
3,875	5.000%, 8/01/26 – AGM Insured (UB)	8/14 at 102.00	AAA	4,245,605
6,000	North Orange County Community College District, California, General Obligation Bonds, Series	No Opt. Call	Aa1	2,304,420
	2003B, 0.000%, 8/01/27 – FGIC Insured
5,000	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2001A, 5.500%, 7/01/20 –	No Opt. Call	A	5,427,100
	NPFG Insured
585	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	606,534
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
3,760	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	AAA	3,935,818
	Bonds, Series 2003B, 5.000%, 8/01/22 – AGM Insured
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation	8/11 at 101.00	A	2,034,600
	Bonds, Series 2003C, 5.000%, 8/01/22 – FGIC Insured
20,860	Yosemite Community College District, California, General Obligation Bonds, Capital	No Opt. Call	Aa2	5,089,214
	Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42 (WI/DD, Settling 6/02/10)
88,960	Total Tax Obligation/General			73,424,412
	Tax Obligation/Limited – 25.4% (16.8% of Total Investments)
2,870	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/13 at 100.00	BBB+	2,782,781
	Series 2003, 5.500%, 10/01/23 – RAAI Insured
	California State Public Works Board, Lease Revenue Bonds, Department of Mental Health,
	Coalinga State Hospital, Series 2004A:
4,000	5.500%, 6/01/21	6/14 at 100.00	A2	4,123,320
2,000	5.500%, 6/01/23	6/14 at 100.00	A2	2,048,220
2,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	10/19 at 100.00	A2	2,061,020
	2009G-1, 5.750%, 10/01/30
4,860	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	5,189,508
	2009I-1, 6.375%, 11/01/34
730	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	A	713,217
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
1,000	Coachella Valley Unified School District, Riverside County, California, Certificates of	9/16 at 100.00	N/R	916,590
	Participation, Series 2007, 5.000%, 9/01/31 – AMBAC Insured
3,000	Coronado Community Development Agency, California, Tax Allocation Bonds, Community Development	9/15 at 100.00	AA–	2,863,710
	Project, Series 2005, 5.000%, 9/01/30 – AMBAC Insured
1,030	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,077,349
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/25 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement
	Asset-Backed Revenue Bonds, Tender Option Bonds Trust 2215:
1,940	13.470%, 6/01/38 – FGIC Insured (IF)	6/15 at 100.00	A2	1,409,953
1,355	13.470%, 6/01/45 – FGIC Insured (IF)	6/15 at 100.00	A2	912,593
1,785	Hawthorne Community Redevelopment Agency, California, Project Area 2 Tax Allocation Bonds,	9/16 at 100.00	A–	1,657,819
	Series 2006, 5.250%, 9/01/36 – SYNCORA GTY Insured
1,500	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	A–	1,324,905
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
435	Indian Wells Redevelopment Agency, California, Tax Allocation Bonds, Consolidated Whitewater	9/13 at 100.00	A	440,272
	Project Area, Series 2003A, 5.000%, 9/01/20 – AMBAC Insured
	Irvine, California, Unified School District, Community Facilities District Special Tax Bonds,
	Series 2006A:
330	5.000%, 9/01/26	9/16 at 100.00	N/R	302,095
760	5.125%, 9/01/36	9/16 at 100.00	N/R	658,190
3,000	La Quinta Redevelopment Agency, California, Tax Allocation Bonds, Redevelopment Project Area 1,	9/11 at 102.00	A+	3,049,980
	Series 2001, 5.000%, 9/01/21 – AMBAC Insured
3,510	Long Beach Bond Financing Authority, California, Lease Revenue and Refunding Bonds, Civic	10/10 at 100.00	A+	3,511,299
	Center Project, Series 1997A, 5.000%, 10/01/27 – NPFG Insured
4,315	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	A1	3,850,102
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
8,175	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	A+	8,110,990
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
2,580	Oakland Redevelopment Agency, California, Subordinate Lien Tax Allocation Bonds, Central	3/13 at 100.00	A	2,664,495
	District Redevelopment Project, Series 2003, 5.500%, 9/01/18 – FGIC Insured
3,605	Oakland State Building Authority, California, Lease Revenue Bonds, Elihu M. Harris State	10/10 at 100.00	A2	3,604,928
	Office Building, Series 1998A, 5.000%, 4/01/23 – AMBAC Insured
2,280	Ontario Redevelopment Financing Authority, California, Lease Revenue Bonds, Capital Projects,	8/11 at 101.00	A+	2,401,228
	Series 2001, 5.250%, 8/01/18 – AMBAC Insured
1,000	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera	8/12 at 101.00	N/R	979,650
	Ranch, Series 2004A, 5.500%, 8/15/24
5,000	Palm Springs Financing Authority, California, Lease Revenue Bonds, Convention Center Project,	11/14 at 102.00	A	5,075,350
	Refunding Series 2004A, 5.500%, 11/01/35 – NPFG Insured
1,120	Panama-Buena Vista Union School District, California, Certificates of Participation, School	9/16 at 100.00	A1	1,171,744
	Construction Project, Series 2006, 5.000%, 9/01/23 – NPFG Insured
8,750	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	N/R	3,863,475
	Development Project, Series 1999, 0.000%, 8/01/23 – AMBAC Insured
635	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	571,125
	2005A, 5.000%, 9/01/35 – SYNCORA GTY Insured
85	Riverside Public Financing Authority, California, Revenue Bonds, Multiple Project Loans,	8/10 at 100.00	N/R	85,244
	Series 1991A, 8.000%, 2/01/18
820	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AA–	821,607
	8/01/25 – AMBAC Insured
2,200	San Jose Financing Authority, California, Lease Revenue Refunding Bonds, Convention Center	9/11 at 100.00	AA+	2,295,854
	Project, Series 2001F, 5.000%, 9/01/20 – NPFG Insured
875	San Jose Redevelopment Agency, California, Housing Set-Aside Tax Allocation Bonds, Merged Area	8/20 at 100.00	A1	884,441
	Redevelopment Project, Series 2010A-1, 5.500%, 8/01/35
1,365	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	AA–	1,283,168
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 – AMBAC Insured
4,625	Santa Clara Redevelopment Agency, California, Tax Allocation Bonds, Bayshore North Project,	6/13 at 100.00	A	4,764,629
	Series 2003, 5.000%, 6/01/17 – NPFG Insured
6,870	Vernon Redevelopment Agency, California, Tax Allocation Bonds, Industrial Redevelopment	9/15 at 100.00	A	6,046,356
	Project, Series 2005, 5.000%, 9/01/35 – NPFG Insured
2,175	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	A	2,175,479
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured
92,580	Total Tax Obligation/Limited			85,692,686
	Transportation – 11.3% (7.4% of Total Investments)
2,210	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/16 at 100.00	AA	2,282,134
	2006F, 5.000%, 4/01/31 (UB)
2,450	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/18 at 100.00	AA	2,884,140
	2008, Trust 3211, 13.261%, 4/01/39 (IF)
8,300	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	7/10 at 100.00	A	7,316,948
	1995A, 5.000%, 1/01/35 – NPFG Insured
10,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/14 at 101.00	BBB–	10,576,545
	Bonds, Series 1999, 5.875%, 1/15/29
7,940	Port of Oakland, California, Revenue Bonds, Series 2000K, 5.750%, 11/01/29 – FGIC Insured	11/10 at 100.00	A	7,940,794
3,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1	3,092,790
	International Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 – FGIC Insured
3,665	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/12 at 100.00	A1	3,861,481
	International Airport, Second Series 2002, Issue 28A, 5.250%, 5/01/18 – NPFG Insured
	(Alternative Minimum Tax)
38,065	Total Transportation			37,954,832
	U.S. Guaranteed – 23.4% (15.5% of Total Investments) (4)
9,750	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 5.125%,	5/12 at 101.00	Aaa	10,693,020
	5/01/18 (Pre-refunded 5/01/12)
3,000	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, North	7/10 at 100.00	Aaa	3,595,830
	County Recycling Center, Series 1991A, 6.750%, 7/01/17 (ETM)
	California Statewide Community Development Authority, Certificates of Participation, Catholic
	Healthcare West, Series 1999:
4,495	6.500%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	N/R (4)	4,564,313
1,845	6.500%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 101.00	N/R (4)	1,873,062
5,515	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	8/10 at 101.00	A+ (4)	5,602,744
	2001E, 5.000%, 8/01/25 – FGIC Insured (ETM)
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,485,190
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
6,030	Los Angeles Unified School District, California, General Obligation Bonds, Series 2000D,	7/10 at 100.00	Aa2 (4)	6,058,160
	5.375%, 7/01/25 (Pre-refunded 7/01/10) – FGIC Insured
	Monterey County, California, Certificates of Participation, Master Plan Financing, Series 2001:
2,075	5.000%, 8/01/19 (Pre-refunded 8/01/11) – NPFG Insured	8/11 at 100.00	AA– (4)	2,183,191
3,000	5.000%, 8/01/26 (Pre-refunded 8/01/11) – NPFG Insured	8/11 at 100.00	AA– (4)	3,156,420
10,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 6.000%,	7/10 at 101.00	A3 (4)	10,151,500
	7/01/31 (Pre-refunded 7/01/10)
4,000	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A,	10/10 at 101.00	AAA	4,110,840
	5.500%, 10/01/32 (Pre-refunded 10/01/10)
2,000	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E,	No Opt. Call	AAA	2,543,320
	6.000%, 8/01/26 – AGC Insured (ETM)
2,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	A1 (4)	2,088,220
	International Airport, Second Series 2001, Issue 27B, 5.250%, 5/01/18 (Pre-refunded 5/01/11) –
	FGIC Insured
17,670	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds,	11/11 at 100.00	AAA	18,806,711
	Series 2001A, 5.000%, 11/01/24 (Pre-refunded 11/01/11) – AGM Insured
74,380	Total U.S. Guaranteed			78,912,521
	Utilities – 17.0% (11.2% of Total Investments)
2,000	Anaheim Public Finance Authority, California, Revenue Refunding Bonds, Electric Generating	10/12 at 100.00	AAA	2,167,320
	System, Series 2002B, 5.250%, 10/01/18 – AGM Insured
1,810	Anaheim Public Finance Authority, California, Second Lien Electric Distribution Revenue Bonds,	10/14 at 100.00	A+	1,931,578
	Series 2004, 5.250%, 10/01/21 – NPFG Insured
10,350	California Pollution Control Financing Authority, Revenue Bonds, San Diego Gas and Electric	No Opt. Call	Aa3	12,054,852
	Company, Series 1991A, 6.800%, 6/01/15 (Alternative Minimum Tax)
4,000	Imperial Irrigation District, California, Certificates of Participation, Electric System	11/13 at 100.00	AAA	4,307,960
	Revenue Bonds, Series 2003, 5.250%, 11/01/23 – AGM Insured
3,855	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	3,785,263
	2007A, 5.500%, 11/15/37
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/11 at 100.00	AA–	5,229,600
	2001A-2, 5.375%, 7/01/20 – NPFG Insured
5,000	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	7/15 at 100.00	AAA	5,171,050
	2005A-1, 5.000%, 7/01/31 – AGM Insured (UB)
5,225	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2001A, 5.250%,	2/11 at 100.00	AAA	5,399,881
	2/01/18 – AGM Insured
1,025	Los Angeles, California, Sanitation Equipment Charge Revenue Bonds, Series 2004A, 5.000%,	2/14 at 100.00	AA	1,087,494
	2/01/22 – AMBAC Insured
	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005:
1,260	5.125%, 9/01/31 – SYNCORA GTY Insured	9/15 at 100.00	N/R	1,174,207
2,800	5.250%, 9/01/36 – SYNCORA GTY Insured	9/15 at 100.00	N/R	2,593,388
4,360	Sacramento Municipal Utility District, California, Electric Revenue Refunding Bonds, Series	8/12 at 100.00	AAA	4,632,326
	2002Q, 5.250%, 8/15/19 – AGM Insured
3,805	Southern California Public Power Authority, California, Milford Wind Corridor Phase I Revenue	No Opt. Call	AA–	3,975,845
	Bonds, Series 2010-1, 5.000%, 7/01/28
3,460	Southern California Public Power Authority, Revenue Bonds, Magnolia Power Project, Series	7/13 at 100.00	A+	3,703,584
	2003-1A, 5.000%, 7/01/20 – AMBAC Insured
53,950	Total Utilities			57,214,348
	Water and Sewer – 11.6% (7.7% of Total Investments)
1,185	Burbank, California, Wastewater System Revenue Bonds, Series 2004A, 5.000%, 6/01/24 –	6/14 at 100.00	AA+	1,225,823
	AMBAC Insured
890	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AA–	895,313
	5.000%, 4/01/36 – NPFG Insured
1,250	Indio Water Authority, California, Water Revenue Bonds, Series 2006, 5.000%, 4/01/31 –	4/16 at 100.00	A+	1,268,888
	AMBAC Insured
4,705	Madera Irrigation District. California, Water Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A–	4,842,904
	5.500%, 1/01/38
3,750	Metropolitan Water District of Southern California, Water Revenue Bonds, Series 2004B-3,	10/14 at 100.00	AAA	3,923,025
	5.000%, 10/01/29 – NPFG Insured
1,510	Orange County Sanitation District, California, Certificates of Participation, Series 2007,	2/19 at 100.00	AAA	1,855,669
	Trust 3020, 17.423%, 2/01/35 (IF)
2,000	Pico Rivera Water Authority, California, Revenue Bonds, Series 2001A, 6.250%, 12/01/32	12/11 at 102.00	N/R	1,925,300
2,525	Sacramento County Sanitation District Financing Authority, California, Revenue Refunding	No Opt. Call	AA	2,995,887
	Bonds, Series 2001, 5.500%, 12/01/20 – AMBAC Insured
11,320	San Diego Public Facilities Financing Authority, California, Sewerage Revenue Bonds, Refunding	5/20 at 100.00	Aa3	12,581,388
	Series 2010A, 5.250%, 5/15/25
	San Francisco City and County Public Utilities Commission, California, Clean Water Revenue
	Refunding Bonds, Series 2003A:
2,120	5.250%, 10/01/19 – NPFG Insured	4/13 at 100.00	AA–	2,300,772
2,960	5.250%, 10/01/20 – NPFG Insured	4/13 at 100.00	AA–	3,209,854
2,000	West Basin Municipal Water District, California, Certificates of Participation, Refunding	8/18 at 100.00	AAA	2,088,514
	Series 2008B, 5.000%, 8/01/28 – AGC Insured
36,215	Total Water and Sewer			39,113,337
$ 534,993	Total Investments (cost $500,716,333) – 151.4%			510,363,847
	Floating Rate Obligations – (6.1)%			(20,585,000)
	Other Assets Less Liabilities – 1.6%			5,246,664
	Auction Rate Preferred Shares, at Liquidation Value – (46.9)% (5)			(158,025,000)
	Net Assets Applicable to Common Shares – 100%			$ 337,000,511

Fair Value Measurements

In determining the value of the Fund's investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of May 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$510,363,847	$ —	$510,363,847

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2010, the cost of investments was $480,054,120.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2010, were as follows:

Gross unrealized:
Appreciation	$ 24,228,716
Depreciation	(14,505,697)
Net unrealized appreciation (depreciation) of investments	$ 9,723,019

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investor Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 31.0%.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         July 30, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        July 30, 2010